Parent company only condensed financial information - Condensed Balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 40,508	$ 5,719	¥ 249,728	$ 35,259	¥ 217,901	¥ 377,160
Prepayments and other current assets	4,605	650	22,628
TOTAL ASSETS	113,197	15,982	528,871
LIABILITIES
Accrued expenses and other liabilities	165,072	23,306	52,277
TOTAL LIABILITIES	493,076	69,616	776,008
Commitments and contingencies
SHAREHOLDERS' EQUITY
Additional paid-in capital	2,036,473	287,528	1,998,822
Accumulated other comprehensive income	73,607	10,393	15,685
Accumulated deficit	(2,512,537)	(354,743)	(2,448,823)
Total shareholders' deficit	(392,955)	(55,480)	(402,046)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	113,197	15,982	528,871
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 454	$ 64	¥ 233
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	1,750,000,000	1,750,000,000	1,750,000,000	1,750,000,000
Ordinary shares outstanding (in shares)	503,747,680	503,747,680	249,232,020	249,232,020
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 42	$ 6	¥ 42
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	250,000,000	250,000,000	250,000,000	250,000,000
Ordinary shares outstanding (in shares)	50,939,520	50,939,520	50,939,520	50,939,520
Parent Company | Reportable legal entity
ASSETS
Cash and cash equivalents	¥ 206	$ 29	¥ 1,329	$ 188	¥ 1,255	¥ 3,467
Prepayments and other current assets	48	7	95
Amounts due from and investment deficit in VIEs and subsidiaries of the Company	61,861	8,735	42,460
TOTAL ASSETS	62,115	8,771	43,884
LIABILITIES
Amounts due to subsidiaries of the Company	¥ 451,097	$ 63,690	¥ 443,575
Other Liability, Related Party, Type [Extensible Enumeration]	srt:SubsidiariesMember	srt:SubsidiariesMember	srt:SubsidiariesMember	srt:SubsidiariesMember
Accrued expenses and other liabilities	¥ 3,973	$ 561	¥ 2,355
TOTAL LIABILITIES	455,070	64,251	445,930
Commitments and contingencies
SHAREHOLDERS' EQUITY
Additional paid-in capital	2,036,473	287,528	1,998,822
Accumulated other comprehensive income	73,607	10,393	15,685
Accumulated deficit	(2,503,531)	(353,471)	(2,416,828)
Total shareholders' deficit	(392,955)	(55,480)	(402,046)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	62,115	8,771	43,884
Parent Company | Reportable legal entity | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 454	$ 64	¥ 233
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	1,750,000,000	1,750,000,000	1,750,000,000	1,750,000,000
Ordinary shares outstanding (in shares)	503,747,680	503,747,680	249,232,020	249,232,020
Parent Company | Reportable legal entity | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 42	$ 6	¥ 42
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	250,000,000	250,000,000	250,000,000	250,000,000
Ordinary shares outstanding (in shares)	50,939,520	50,939,520	50,939,520	50,939,520